Average Annual Total Returns - Admiral - Vanguard Industrials Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	12.32%	12.97%	12.09%	11.86%	12.50%	11.66%	7.50%	10.29%	9.99%	12.43%	13.07%	12.20%	21.01%	15.46%	13.84%